Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 508	$ 5,073
Fair value of plan assets		3,769
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	508	5,073
Accumulated benefit obligation	$ 485	4,625
Fair value of plan assets		$ 3,769